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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE
                               -------------------

Report for the Calendar Year or Quarter Ended:   December 31, 2002

Check here if Amendment [  ];       Amendment Number:
This Amendment (Check only one):         [  ]  is a restatement.
                                         [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       CIGNA Corporation
Address:    One Liberty Place
            Philadelphia, PA  19192-1550


Form 13F File Number:      28-1157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kathryn Pietrowiak
Title:     Assistant Corporate Secretary
Phone:     860-534-8908

Signature, Place, and Date of Signing:

/s/ Kathryn Pietrowiak
--------------------------------------------------------------------------------
[Signature]

Hartford, CT
--------------------------------------------------------------------------------
[City, State]

February 6, 2003
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number 28-2293

Name:     TimesSquare Capital Management, Inc.



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                              FORM 13F SUMMARY PAGE
                              ---------------------

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   25

Form 13F Information Table Value Total:   $44,236        (thousands)


List of Other Included Managers:

       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                      FORM 13F INFORMATION TABLE
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NAME OF                   TITLE      CUSIP      VALUE      SHRS OR SH/PRN   PUT/ INVESTMENT OTHER           VOTING AUTHORITY
ISSUER                    OF CLASS              (X$1000)   PRN AMT          CALL DISCRETION MANAGERS    SOLE     SHARED      NONE
--------                  --------   --------   --------   ------- -------- ---- --------   -------- --------- --------- -----------
COLUMN 1                  COLUMN 2   COLUMN 3   COLUMN 4           COLUMN 5      COLUMN 6   COLUMN 7           COLUMN 8
--------                  --------   --------   --------   --------------------- ---------  -------- --------- --------- -----------

ARACRUZ CELULOSE S A SPON SPON ADR C 038496204       186    10,000 SH            DEFINED                                    10,000
BARRICK GOLD CORP         COM        067901108     1,543   100,000 SH            DEFINED               100,000
BROOKSTONE INC            COM        114537103       681    47,130 SH            DEFINED                47,130
CHECKPOINT SOFTWARE TECH  ORD        M22465104       396    30,520 SH            DEFINED                30,520
CIGNA CORPORATION         COM        125509109    12,028   292,500 SH            DEFINED               292,500
COMPANIA ANONIMA NACIONAL SPON ADR D 204421101       126    10,000 SH            DEFINED                                    10,000
DEVON ENERGY CORPORATION  COM        25179M103       557    12,139 SH            DEFINED                12,139
EL PASO CORP              COM        28336L109       444    63,764 SH            DEFINED                63,764
EMPRESA NACIONAL ELECRTIC SPON ADR   29244T101       175    22,600 SH            DEFINED                                    22,600
GENERAL COMMUNICATION     CL A       369385109       134    19,981 SH            DEFINED                19,981
INDIA FUND INC. USD0.001  COM        454089103     1,341   126,886 SH            DEFINED               126,886
MATAV RT-SPONSORED ADR    SPON ADR   559776109       422    23,615 SH            DEFINED                                    23,615
MSDW INDIA INVESTMENT FUN COM        61745C105       800    80,556 SH            DEFINED                80,556
NORTEL NETWORKS CORP (NEW COM        656568102        16    10,000 SH            DEFINED                10,000
PETROLEO BRASILEIRO ADR   SPON ADR   71654V101     1,070    80,000 SH            DEFINED                                    80,000
POSCO ADR                 SPON ADR   693483109       493    20,000 SH            DEFINED                                    20,000
ROYAL DUTCH PETROLEUM     NY REG EUR 780257804     6,504   147,920 SH            DEFINED               147,920
SOUTHERN PERU COPPER CORP COM        843611104       324    22,000 SH            DEFINED                22,000
TAIWAN SEMICONDUCTOR MFG  SPON ADR   874039100       266    42,900 SH            DEFINED                                    42,900
TELECOM DE CHILE ADR REP  SP ADR NEW 204449300       192    20,000 SH            DEFINED                                    20,000
TELEFONOS DE MEXICO SA    SP ADR ORD 879403780     2,079    65,000 SH            DEFINED                65,000
TEVA PHARMACEUTICALS INDS ADR        881624209     1,104    29,060 SH            DEFINED                29,060
TRANS CANADA PIPELINE LTD COM        893526103     2,168   150,000 SH            DEFINED               150,000
TREX COMPANY INC          COM        89531P105    10,482   296,932 SH            DEFINED               296,932
VIMPEL-COMMUNICATION-SP A SPON ADR   68370R109       705    22,000 SH            DEFINED                                    22,000

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